Risk Management And Derivatives (Tables)	12 Months Ended
Jan. 31, 2015
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule Of Contract Notional Amount Of All Purchase And Sale Contracts Of A Foreign Currency

(U.S. $ equivalent in thousands)	January 31, 2015	February 1, 2014
Financial Instruments
U.S. dollars (purchased by the Company’s Canadian division with Canadian dollars)	$19,633	$20,197
Chinese yuan	14,512	15,278
Euro	16,152	11,270
Japanese yen	1,523	1,586
New Taiwanese dollars	599	553
Other currencies	970	792
Total financial instruments	$53,389	$49,676

Schedule Of Effect Of Derivative Instruments In Cash Flow Hedging Relationships On Condensed Consolidated Statements Of Earnings And Balance Sheet
The classification and fair values of derivative instruments designated as hedging instruments included within the consolidated balance sheet as of January 31, 2015 and February 1, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
($ in thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forwards contracts:
January 31, 2015	Prepaid expenses and other current assets	$1,863	Other accrued expenses	$1,784
February 1, 2014	Prepaid expenses and other current assets	$1,056	Other accrued expenses	$222

During 2014 and 2013, the effect of derivative instruments in cash flow hedging relationships on the consolidated statement of earnings was as follows:

	2014		2013
Foreign exchange forward contracts: Income Statement Classification Gains (Losses) - Realized	Gain (Loss) Recognized in OCI on Derivatives	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain Recognized in OCI on Derivatives	Gain Reclassified from Accumulated OCI into Earnings
Net sales	$166	$93	$321	$244
Cost of goods sold	(693)	113	762	71
Selling and administrative expenses	(271)	(64)	675	355
Interest expense	18	—	20	—